Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2022
Prospectus Date	rr_ProspectusDate	Jan. 28, 2022
RWC Global Emerging Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel Global Emerging Equity Fund

(the “Fund”)

Supplement dated May 23, 2022

to the Fund’s Prospectus (the “Prospectus”),

dated January 28, 2022

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately, the Prospectus is hereby amended and supplemented by adding the following disclosure to the “Principal Risks” and “More Information about Risk” sections of the Prospectus:

Shareholder Concentration Risk — A large percentage of the Fund’s shares may be held by a small number of shareholders at any time. During any such time, a large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Please retain this supplement for future reference.

RWC-SK-004-0100